Revenue - Summary Of The Groups' Revenue From Contracts With Customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 235,590	$ 20,255
Product revenue (point in time revenue recognition) | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	65,912	22,715
License revenue (point in time revenue recognition) | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	68,058	7,635
Performance revenue (point in time revenue recognition) | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	30,735	0
Development and other service revenue (over time revenue recognition) | Goods or services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 70,885	$ (10,095)